Research, Development & Engineering	12 Months Ended
Dec. 31, 2022
Research, Development & Engineering
Research, Development & Engineering

NOTE G. RESEARCH, DEVELOPMENT & ENGINEERING

RD&E expense was $6,567 million in 2022, $6,488 million in 2021 and $6,262 million in 2020.

The company incurred total expense of $6,267 million, $6,216 million and $5,968 million in 2022, 2021 and 2020, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,971 million, $3,922 million and $3,682 million in 2022, 2021 and 2020, respectively.

Expense for product-related engineering was $299 million, $272 million and $295 million in 2022, 2021 and 2020, respectively.